NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS, Summary of Insurance Claims (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Life Insurance Contracts [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Increase (decrease) in insurance claims	S/ (466.5)	S/ 335.2
Release of IBNR	69.8
Life Insurance Contracts [Member] | Annuities [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Increase (decrease) in insurance claims		30.9
Life Insurance Contracts [Member] | Credit Life [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Increase (decrease) in insurance claims		49.7
Life Insurance Contracts [Member] | Complementary Risk Work Insurance [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Increase (decrease) in insurance claims		30.3
Life Insurance Contracts [Member] | Other Minors [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Increase (decrease) in insurance claims	54.6	S/ 87.0
General Insurance Contracts [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Increase (decrease) in insurance claims	38.2
General Insurance Contracts [Member] | Transportation [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Increase (decrease) in insurance claims	16.6
General Insurance Contracts [Member] | Other Minors [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Increase (decrease) in insurance claims	S/ 8.3